Employee benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Present value of the defined benefit obligations	$ 3,489	$ 3,562
Fair value of plan assets	(4,065)	(3,952)
Surplus (deficit) in plan	(576)	(390)
Net defined benefit liabilities		47
Prepaid pension cost	(576)	(437)
Aggregate Reconciliations of defined benefit obligation	$ (576)	$ (390)